Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Preferred Stock
7.	Preferred Stock

At March 31, 2017, the Company had 10,000,000 shares of preferred stock, par value $0.0001 per share, in authorized capital. No preferred stock was issued and outstanding at March 31, 2017. In connection with the Merger (Note 1), all the Aerpio redeemable convertible preferred stock issued and outstanding prior to the Merger was converted into shares of the Company’s common stock.

At December 31, 2016, Aerpio’s redeemable convertible preferred stock consisted of the following:

•	Series A redeemable convertible preferred stock: 1,326,147 shares authorized and 1,239,338 shares issued and outstanding;

•	Series A1 redeemable convertible preferred stock: 8,368,247 shares authorized and 8,289,663 shares issued and outstanding; and

•	Series A2 redeemable convertible preferred stock: 4,660,573 shares authorized and 4,486,015 shares issued and outstanding.

All share and per share amounts are on an as converted basis to reflect the effect of the Merger. The rights, preferences, and privileges of the redeemable convertible preferred stock issued and outstanding prior to the Merger were as follows:

Voting

The holders of redeemable convertible preferred stock were entitled to the number of votes equal to the number of whole shares of Aerpio common stock into which the shares of redeemable convertible preferred stock were convertible. Except as provided by law or otherwise, the holders of redeemable convertible preferred stock voted together with the holders of Aerpio common stock as a single class. Certain significant actions required approval by at least 50% of the holders of redeemable convertible preferred stock voting as a single class on an as converted basis. Such significant actions include significant asset transfers, acquisitions, liquidation, amendments to the certificate of incorporation, new indebtedness, repurchase of common stock, changes in the authorized numbers of directors constituting the Board of Directors, and the declaration of dividends.

The holders of shares of redeemable convertible preferred stock were entitled to elect six members of Aerpio’s Board of Directors, which was subject to reduction to not less than four directors under certain circumstances. The holders of Aerpio common stock (including any holders of all shares of redeemable convertible preferred stock on an as converted basis) were entitled to elect two members of Aerpio’s Board of Directors, which was subject to reduction to one director under certain circumstances.

Dividends

Dividends were payable, if permitted by law, in accordance with redeemable convertible preferred stock terms or when and if declared by Aerpio Board of Directors. Prior to the issuance of Series A2 Preferred Stock, dividends on Series A Preferred Stock and Series A1 Preferred Stock were cumulative and accrued daily at a rate of 6% per annum whether or not declared. As part of the Series A2 Preferred Stock issuance, the dividend provisions for Series A Preferred Stock and Series A1 Preferred Stock were retrospectively amended to be noncumulative with the cumulative provision to begin after the Series A2 Preferred Stock issuance date at a rate of 6% per annum. This amendment did not significantly affect the nature of the Series A Preferred Stock and Series A1 Preferred Stock or their fair value. Accordingly, the amendment was treated as a modification for accounting purposes.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of Aerpio, or upon the occurrence of a Deemed Liquidation Event, as defined, at the election of more than 50% of the holders of Series A2 Preferred Stock and Series A1 Preferred Stock, those holders were entitled to be paid, in preference to the holders of Series A Preferred Stock and Aerpio common stock, out of the assets of Aerpio available for distribution at $4.90 per share for Series A2 Preferred Stock and $3.97 per share for Series A1 Preferred Stock, plus any accrued but unpaid dividends. After the holders of Series A1 Preferred Stock and Series A2 Preferred Stock are satisfied, the holders of Series A Preferred Stock were paid at $4.27 per share, plus any accrued but unpaid dividends before any payment was made to the holders of Aerpio’s common stock.

In the event the assets of Aerpio available for distribution to stockholders were insufficient to pay the full amount to which the holder was entitled, the holders of Series A2 Preferred Stock and Series A1 Preferred Stock would share ratably any assets available for distribution in proportion to their relative original investment amounts. Any remaining assets of Aerpio would be distributed ratably among the holders of Series A Preferred Stock based upon aggregate applicable dividends accrued on Series A Preferred Stock not previously paid.

After the payment of all preferential amounts required to be paid to the holders of redeemable convertible preferred stock, the remaining assets available for distribution would be distributed among the holders of redeemable convertible preferred stock and Aerpio common stock based on the pro rata number of shares held by each holder, treating such securities as if they had been converted to Aerpio common stock immediately prior to such dissolution, liquidation, or winding-up of Aerpio.

Conversion

Each share of redeemable convertible preferred stock was convertible at the option of the holder, at any time and from time to time, into fully paid and non-assessable shares of Aerpio common stock. The initial conversion ratio was one share of redeemable convertible preferred stock for one share of Aerpio’s common stock. The applicable conversion rate was subject to adjustments upon the occurrence of certain events.

Each share of redeemable convertible preferred stock was automatically convertible into fully paid and non-assessable shares of Aerpio common stock at the then-applicable conversion ratio, as defined, upon either: (i) the closing of the sale of shares of Aerpio’s common stock to the public in an underwritten public offering at a price of $14.70 resulting in at least $40,000,000 of gross proceeds, or (ii) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of more than 50% of the then outstanding shares of redeemable convertible preferred stock on an as-converted basis.

Aerpio evaluated each series of its redeemable convertible preferred stock and determined that each individual series is considered an equity host under ASC Topic 815, Derivatives and Hedging. In making this determination, Aerpio’s analysis followed the whole instrument approach, which compares an individual feature against the entire redeemable convertible preferred stock instrument that includes that feature. Aerpio’s analysis was based on a consideration of the economic characteristics and risks of each series of redeemable convertible preferred stock. More specifically, Aerpio evaluated all the stated and implied substantive terms and features, including: (i) whether the redeemable convertible preferred stock included redemption features, (ii) how and when any redemption features could be exercised, (iii) whether the holders of redeemable convertible preferred stock were entitled to dividends, (iv) the voting rights of the redeemable convertible preferred stock, and (v) the existence and nature of any conversion rights. Aerpio concluded that as the redeemable convertible preferred stock represents an equity host, the conversion feature included in all series of redeemable convertible preferred stock is clearly and closely related to the associated host instrument. Accordingly, the conversion feature of all series of redeemable convertible preferred stock was not considered an embedded derivative that required bifurcation.

Aerpio accounted for potentially beneficial conversion features under ASC Topic 470-20, Debt with Conversion and Other Options. At the time of each of the issuances of redeemable convertible preferred stock, Aerpio’s common stock into which each series of the redeemable convertible preferred stock was convertible had an estimated fair value less than the effective conversion prices of the redeemable convertible preferred stock. Therefore, there was no beneficial conversion element on the respective commitment dates.

In March 2016, in connection with the Convertible Note Financing described more fully in Note 5, Aerpio’s Articles of Incorporation were amended such that any preferred stockholder that did not participate in the Convertible Note Financing would have their respective shares of redeemable convertible preferred stock automatically converted into Aerpio common stock using a 3-to-1 conversion ratio and such preferred stockholders would lose the right to representation on Aerpio’s Board of Directors and other preferred rights. The amendment did not represent an increase in value to the preferred stockholders and was treated as a modification to the redeemable convertible preferred stock for accounting purposes. Certain shares of redeemable convertible preferred stock held by preferred stockholders that elected to not participate in the Convertible Note Financing were converted to shares in Aerpio’s common stock.

Redemption

The redeemable convertible preferred stock was redeemable on or after July 31, 2017, upon a request by more than 50% of the holders of redeemable convertible preferred stock then outstanding, payable in three annual installments commencing not more than 60 days following receipt by notice at a price equal to the greater of (i) the applicable original purchase price and dividends accrued but unpaid (Applicable Accrued Value), which is equal to its liquidation preference, or (ii) the redeemable convertible preferred stock fair value per share. Due to this redemption option, the redeemable convertible preferred stock was recorded in the mezzanine equity and subject to subsequent measurement under the guidance provided under ASC 480-10-S99. In accordance with that guidance, Aerpio elected to recognize changes in redemption value immediately as they occur through adjustments to the carrying amounts of the instruments at the end of each reporting period. As of December 31, 2016, the redemption values of all series of redeemable convertible preferred stock were equal to their respective Applicable Accrued Value. The fair values of redeemable convertible preferred stock were based upon a hybrid of the probability-weighted expected returns method and an option pricing model (OPM), which is a nonrecurring Level 3 fair value measurement within the fair value hierarchy. Under this hybrid model, share value is based on the probability weighted value of Aerpio in a potential public trading scenario, in which the redeemable convertible preferred stock converted to Aerpio common stock, and a second scenario in which equity value is allocated using the OPM. For the public trading scenario, Aerpio used the guideline public company method under the market approach.

7.	Redeemable Convertible Preferred Stock

All share and per share amounts are on an as converted basis to reflect the effect of the Merger. The rights, preferences, and privileges of the redeemable convertible preferred stock issued and outstanding prior to the Merger follows.

On December 23, 2011, Aerpio issued 1,326,147 shares of $.00001 par value of Series A Redeemable Convertible Preferred Stock (Series A Preferred Stock) to Akebia’s stockholders in exchange for the assignment of certain development programs and related intellectual property, assets, and liabilities as part of the spinout from Akebia (see Note 3). The Company’s Series A Preferred Stock and common stock were distributed to Akebia’s stockholders as a distribution on the basis of 0.4285120 share of Aerpio’s Series A Preferred Stock for every 35 shares of Akebia’s Series A Preferred Stock, 0.4285120 share of Aerpio’s Series A Preferred Stock for every 100 shares of Akebia’s Series B Preferred Stock, and 0.4285120 share of Aerpio’s Common Stock for every 175 shares of Akebia’s Common Stock.

On August 28, 2012, Aerpio issued 2,520,658 shares of $.00001 par value of Series A1 Redeemable Convertible Preferred Stock (Series A1 Preferred Stock) at $3.97 per share for gross proceeds of $10,000,000, less issuance costs of $210,638, for net proceeds to Aerpio of $9,789,362. In connection with the financing, Aerpio exchanged its then outstanding convertible promissory notes and accrued interest into 1,562,469 shares of Series A1 Preferred Stock. The exchange was pursuant to the contractual provisions of the promissory notes and was accounted for as an extinguishment and share-settled redemption. In August and November 2013, Aerpio issued 2,016,526 and 2,268,594 shares, respectively, of Series A1 Preferred Stock at $3.97 for gross proceeds of $8,000,000 and $9,000,000, respectively, and incurred total issuance costs of $94,326.

On April 22, 2014, Aerpio issued 4,489,169 shares of $.00001 par value Series A2 Redeemable Convertible Preferred Stock (Series A2 Preferred Stock) at $4.90 per share for total gross proceeds of $22,000,000. Aerpio incurred issuance costs of $168,648 for net proceeds to Aerpio of $21,831,352.

In March 2016, in connection with the Convertible Note Financing described more fully in Note 6, Aerpio’s Articles of Incorporation were amended such that any Aerpio Preferred Stockholder that did not participate in the Convertible Note Financing would have their respective shares of Aerpio Preferred Stock automatically converted into Aerpio common stock using a 3-to-1 conversion ratio and such Aerpio Preferred Stockholders would lose the right to representation on Aerpio’s Board of Directors and other preferred rights. The amendment did not represent an increase in value to the Aerpio preferred stockholders and was treated as a modification to the Aerpio Preferred Stock for accounting purposes. Certain shares of redeemable convertible preferred stock held by Aerpio’s Preferred Stockholders that elected to not participate in the Convertible Note Financing were converted to shares in Aerpio’s common stock.

The rights, preferences, and privileges of Aerpio’s Preferred Stock are as follows:

Voting

The holders of Aerpio’s Preferred Stock are entitled to the number of votes equal to the number of whole shares of Aerpio common stock into which the shares of Aerpio Preferred Stock are convertible. Except as provided by law or otherwise, the holders of Aerpio’s Preferred Stock vote together with the holders of Aerpio’s common stock as a single class. Certain significant actions must be approved by at least 50% of the holders of Aerpio’s Preferred Stock voting as a single class on an as converted basis. Such significant actions include significant asset transfers, acquisitions, liquidation, amendments to the certificate of incorporation, new indebtedness, repurchase of Aerpio common stock, changes in the authorized numbers of directors constituting the Aerpio Board of Directors, and the declaration of dividends.

The holders of shares of Aerpio’s Preferred Stock are entitled to elect six members of Aerpio’s Board of Directors, which is subject to reduction to not less than four directors under certain circumstances. The holders of shares of Aerpio common stock (including any holders of all shares of Aerpio Preferred Stock on an as converted basis) are entitled to elect two members of Aerpio’s Board of Directors, which is subject to reduction to one director under certain circumstances.

Dividends

Dividends are payable, if permitted by law, in accordance with Preferred Stock terms or when and if declared by Aerpio’s Board of Directors. Prior to the issuance of Series A2 Preferred Stock, dividends on Series A Preferred Stock and Series A1 Preferred Stock were cumulative and accrued daily at a rate of 6% per annum whether or not declared. As part of the Series A2 Preferred Stock issuance, the dividend provisions for Series A Preferred Stock and Series A1 Preferred Stock were retrospectively amended to be noncumulative with the cumulative provision to begin after the Series A2 Preferred Stock issuance date at a rate of 6% per annum. This amendment did not significantly affect the nature of the Series A Preferred Stock and Series A1 Preferred Stock or their fair value. Accordingly, the amendment was treated as a modification for accounting purposes.

Liquidation

In the event of any voluntary or involuntary liquidation, dissolution, or winding-up of Aerpio, or upon the occurrence of a Deemed Liquidation Event, as defined, at the election of more than 50% of the holders of Series A2 Preferred Stock and Series A1 Preferred Stock, those holders are entitled to be paid, in preference to the holders of Series A Preferred Stock and Aerpio common stock, out of the assets of Aerpio available for distribution at $4.90 per share for Series A2 Preferred Stock and $3.97 per share for Series A1 Preferred Stock, plus any accrued but unpaid dividends. After the holders of Series A1 Preferred Stock and Series A2 Preferred Stock are satisfied, the holders of Series A Preferred Stock are paid at $4.27 per share, plus any accrued but unpaid dividends before any payment is made to the holders of Aerpio common stock.

In the event the assets of Aerpio available for distribution to stockholders are insufficient to pay the full amount to which the holder are entitled, the holders of Series A2 Preferred Stock and Series A1 Preferred Stock will share ratably any assets available for distribution in proportion to their relative original investment amounts. Any remaining assets of Aerpio will be distributed ratably among the holders of Series A Preferred Stock based upon aggregate applicable dividends accrued on Series A Preferred Stock not previously paid.

After the payment of all preferential amounts required to be paid to the holders of Preferred Stock, the remaining assets available for distribution will be distributed among the holders of Preferred Stock and Aerpio common stock based on the pro rata number of shares held by each holder, treating such securities as if they had been converted to Aerpio common stock immediately prior to such dissolution, liquidation, or winding-up of Aerpio .

Conversion

Each share of Preferred Stock is convertible at the option of the holder, at any time and from time to time, into fully paid and non-assessable shares of Aerpio common stock. The initial conversion ratio is one share of Preferred Stock for one share of the Aerpio’s common stock. The applicable conversion rate is subject to future adjustments upon the occurrence of certain events.

Each share of Preferred Stock is automatically convertible into fully paid and non-assessable shares of Aerpio common stock at the then-applicable conversion ratio, as defined, upon either: (i) the closing of the sale of shares of the Aerpio’s common stock to the public in an underwritten public offering at a price of $14.70 resulting in at least $40,000,000 of gross proceeds to Aerpio, or (ii) the date and time, or the occurrence of an event, specified by vote or written consent of the holders of more than 50% of the then outstanding shares of Preferred Stock on an as-converted basis.

Aerpio evaluated each series of its Preferred Stock and determined that each individual series is considered an equity host under ASC Topic 815, Derivatives and Hedging. In making this determination, Aerpio’s analysis followed the whole instrument approach, which compares an individual feature against the entire Preferred Stock instrument that includes that feature. Aerpio’s analysis was based on a consideration of the economic characteristics and risks of each series of Preferred Stock. More specifically, Aerpio evaluated all of the stated and implied substantive terms and features, including: (i) whether the Preferred Stock included redemption features, (ii) how and when any redemption features could be exercised, (iii) whether the holders of Preferred Stock were entitled to dividends, (iv) the voting rights of the Preferred Stock, and (v) the existence and nature of any conversion rights. Aerpio concluded that as the Preferred Stock represents an equity host, the conversion feature included in all series of Preferred Stock is clearly and closely related to the associated host instrument. Accordingly, the conversion feature of all series of Preferred Stock is not considered an embedded derivative that requires bifurcation.

Aerpio accounts for potentially beneficial conversion features under ASC Topic 470-20, Debt with Conversion and Other Options. At the time of each of the issuances of Preferred Stock, Aerpio’s common stock into which each series of Aerpio’s Preferred Stock is convertible had an estimated fair value less than the effective conversion prices of the convertible Preferred Stock. Therefore, there was no beneficial conversion element on the respective commitment dates.

Redemption

Preferred Stock are redeemable on or after July 31, 2017, upon a request by more than 50% of the holders of Preferred Stock then outstanding, payable in three annual installments commencing not more than 60 days following receipt by notice at a price equal to the greater of (i) the applicable original purchase price and dividends accrued but unpaid (Applicable Accrued Value), which is equal to its liquidation preference, or (ii) the Preferred Stock fair value per share. Due to this redemption option, the Preferred Stock is are recorded in mezzanine equity and subject to subsequent measurement under the guidance provided under ASC 480-10-S99. In accordance with that guidance, Aerpio has elected to recognize changes in redemption value immediately as they occur through adjustments to the carrying amounts of the instruments at the end of each reporting period. As of December 31, 2016 and 2015, the redemption values of all series of Preferred Stock were equal to their respective Applicable Accrued Value. The fair values of Preferred Stock are based upon a hybrid of the probability-weighted expected returns method and an option pricing model (OPM), which is a nonrecurring Level 3 fair value measurement within the fair value hierarchy. Under this hybrid model, share value is based on the probability weighted value of Aerpio in an a potential public trading scenario, in which the Preferred Stock converts to Aerpio common stock, and a second scenario in which equity value is allocated using the OPM. For the public trading scenario, Aerpio used the guideline public company method under the market approach.